Inventories - Schedule of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Raw materials	$ 4,198	$ 2,511	$ 2,662
Work in process	2,645	1,124	1,228
Finished goods	8,310	8,610	3,822
Freight deferred costs	292
Allowance for obsolescence	(445)	(563)	(1,454)
Total inventory - net	$ 15,000	$ 11,682	$ 6,258